Deconsolidation of subsidiary (Tables)	12 Months Ended
Dec. 31, 2012
Deconsolidation of subsidiary [Abstract]
Re-measurement of any retained equity interest in former subsidiary at fair value
A change in control is considered a re-measurement event; therefore, upon losing control of Archer, we re-measured at fair value any retained equity interest in the former subsidiary.

(In US$ millions)	December 31, 2011

Fair value of the consideration received	-
Fair value of the retained non-controlling investment	711
The carrying amount of non-controlling interest in Archer	330
The carrying amount of Archer's assets and liabilities	(564)
Accumulated translation adjustments recycled from OCI into profit & loss	70
Accumulated actuarial loss recycled from OCI into profit & loss	(7)
Total gain	540